PROPERTY AND EQUIPMENT, INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment And Intangible Assets [Abstract]
PROPERTY AND EQUIPMENT, INTANGIBLE ASSETS [Text Block]

14. PROPERTY AND EQUIPMENT, INTANGIBLE ASSETS

Reconciliation of Carrying Amounts

	Computer Equipment	Furniture and Equipment	Total
Cost
Balance at December 31, 2019	21	65	86
Additions	12	4	16
Balance at December 31, 2020	33	69	102
Additions	172	-	172
Balance at December 31, 2021	205	69	274
Accumulated Depreciation
Balance at December 31, 2019	21	64	85
Depreciation	3	-	3
Balance at December 31, 2020	24	64	88
Depreciation	15	1	16
Balance at December 31, 2021	39	65	104

Carrying Amounts
Balance at December 31, 2020	9	5	14
Balance at December 31, 2021	166	4	170

	Intangible Assets	Goodwill	Total
Cost
Balance at December 31, 2019	-	-	-
Additions	-	-	-
Balance at December 31, 2020	-	-	-
Additions	564	602	1,166
Balance at December 31, 2021	564	602	1,166
Accumulated Depreciation
Balance at December 31, 2019	-	-	-
Depreciation	-	-	-
Balance at December 31, 2020	-	-	-
Depreciation	113	-	113
Balance at December 31, 2021	113	-	113

Carrying Amounts
Balance at December 31, 2020	-	-	-
Balance at December 31, 2021	451	602	1,053